Weighted Average Lease Term and Weighted Average Discount Rate (Details)	Jun. 30, 2025	Dec. 31, 2024
Leases
Weighted average lease term	1 year 7 months 2 days	1 year 11 months 15 days
Weighted average discount rate	3.09%	3.43%